Cover Page	Aug. 14, 2020
Cover [Abstract]
Entity Central Index Key	0001636519
Amendment Flag	true
Document Type	8-K/A
Document Period End Date	Aug. 14, 2020
Entity Registrant Name	MADISON SQUARE GARDEN SPORTS CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-36900
Entity Tax Identification Number	47-3373056
Entity Address, Address Line One	2 Penn Plaza
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10121
City Area Code	(212)
Local Phone Number	465-4111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	MSGS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	Madison Square Garden Sports Corp. (the “Company”) is filing this Amendment No. 1 to its Current Report on Form 8-K, as filed with the SEC on August 14, 2020, to refurnish the press release attached as Exhibit 99.1. The revised press release updates the “Consolidated Statements of Operations” table to revise the classification of results from discontinued operations. The changes were as follows: “Net loss attributable to redeemable noncontrolling interests from discontinued operations” and “Net loss attributable to nonredeemable noncontrolling interests from discontinued operations” have been disclosed separately and corresponding amounts were subtracted from “Net income (loss)” Revenues, operating loss and adjusted operating loss were not impacted by the changes. No other changes have been made to the Form 8-K. K.